FINANCIAL RISK MANAGEMENT - Prepayments, Guarantees and Financial Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Credit risk
Trade receivables	$ 255,710,925		$ 242,695,755
Other Provisions	$ 54,801,896		$ 48,695,427	$ 57,412,406
Maximum
Credit risk
Trade receivables uncollectible percentage	0.50%
Credit risk
Credit risk
Prepayment to suppliers threshold		$ 25,000
Credit risk | Minimum
Credit risk
Time deposits with institutions with risk ratings of A S&P or equivalent	1 year
Credit risk | Maximum
Credit risk
Time deposits with institutions with risk ratings of Level 1 Fitch or equivalent	1 year
Currency risk
Credit risk
Number of risks exposed to that are caused by exchange rate volatility | item	3